Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment.
Property and equipment

5Property and equipment

	Furniture,
	fittings and	Leasehold
	equipment	improvements	Total
	USD	USD	USD
Cost
At 1 January 2021	504,158	155,163	659,321
Additions	265,927	53,544	319,471
Acquisition through business combination (Note 7)	1,846	—	1,846
At 31 December 2021	771,931	208,707	980,638
Additions	169,278	648,308	817,586
Acquisition through business combination (Note 7)	586,452	—	586,452
Assets classified as held for sale (Note 34)	(111,691)	(18,846)	(130,537)
At 31 December 2022	1,415,970	838,169	2,254,139

Accumulated depreciation and impairment
At 1 January 2021	124,717	24,815	149,532
Charge for the year	163,667	18,735	182,402
At 31 December 2021	288,384	43,550	331,934
Charge for the year	558,934	45,370	604,304
Assets classified as held for sale (Note 34)	(13,029)	(2,198)	(15,227)
Impairment	60,593	1,697	62,290
At 31 December 2022	894,882	88,419	983,301

Net book value
At 31 December 2022	521,088	749,750	1,270,838
At 31 December 2021	483,547	165,157	648,704

Management has performed an impairment assessment   of property and equipment as of 31 December 2022. As a result, an impairment of USD 62,290 has been charged to the consolidated statement of comprehensive loss. The details and circumstances of the subsidiaries’ asset assessment are outlined in Note 34.

Depreciation is allocated as detailed below:

	2022	2021	2020
	USD	USD	USD
General and administrative expenses (Note 23)	489,593	110,027	81,708
Assets classified as held for sale (Note 34)	114,711	72,375	41,895
	604,304	182,402	123,603